Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	$ 464	$ 70
Financial liabilities at fair value through profit or loss	464	70
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	787,520	642,778
Financial liabilities	787,984	642,848
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	93,435	108,977
Customer Advance Payments [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	152,000	0
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	1,829	522
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	25,923	32,298
Borrowings [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 514,333	$ 500,981